Summary of Significant Accounting Policies (Details) $ / shares in Units, ¥ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2022	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 JPY (¥)
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit	$ 76,000			$ 70,000		¥ 500,000	¥ 10
Cash balances in bank accounts	76,000						¥ 10
Security deposit for notes payable (in Dollars)	57,151			220,261
Notes receivable (in Dollars)	6,587			254,092
Allowance for credit losses of notes receivable (in Dollars)
Inventory valuation allowance (in Dollars)
Allowance for uncollectible advance to vendors (in Dollars)
Impairment charge was recognized (in Dollars)
Warranty holdback (in Dollars)	633,308			624,633
Revenue from engineering consulting services (in Dollars)
Lease term	1 year					1 year	1 year
Government grants (in Dollars)	$ 14,202
(Loss) earning per share, basic (in Dollars per share) | $ / shares	$ (0.38)		$ 0.04
Net income per share diluted (in Dollars per share) | $ / shares	$ (0.38)		$ 0.04
Income tax rate	25.00%	25.00%	25.00%
Income tax rate	15.00%	15.00%			15.00%
Taxes (in Dollars)			$ 9,394
Penalties or interest relating to income taxes (in Dollars)
Number of reportable segment	1	1
Cash (in Dollars)	$ 2,978,868		$ 4,120,178	$ 3,102,865
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	38.80%	38.80%	19.70%
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.90%	12.90%		13.80%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			17.10%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.10%	11.10%		12.20%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			16.80%
Customer Concentration Risk [Member] | Customers Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.10%
Customer Concentration Risk [Member] | Customers Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.20%
Customer Concentration Risk [Member] | Customers Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%
Financial Stability Department (“FSD”) [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit	$ 70,000					¥ 500,000
Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit	$ 409,151			$ 1,286,504
Supplier One [Member] | Customer Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.80%	22.80%	12.70%
Supplier One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	20.50%	20.50%		18.00%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.10%	12.10%	10.70%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.60%	11.60%		16.70%
Suppliers Three [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.80%	10.80%
Suppliers Four [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.80%	10.80%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash at bank (in Dollars)	$ 1,869,870			$ 1,211,701
Income tax rate	20.00%	20.00%
Income tax rate	50.00%	50.00%
Germany [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax rate	15.825%	15.825%
USA [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax rate	21.00%	21.00%
State income tax	4.90%	4.90%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
(Loss) earning per share, basic (in Dollars per share) | $ / shares
Net income per share diluted (in Dollars per share) | $ / shares
Income tax rate	25.00%	25.00%
Cash (in Dollars)	$ 569,353			1,851,830
Deposit (in Dollars)	$ 1,688,343			$ 1,147,701
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
(Loss) earning per share, basic (in Dollars per share) | $ / shares	$ 0.001
Net income per share diluted (in Dollars per share) | $ / shares	$ 0.001
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Notes payable bank security percentage	50.00%	50.00%
Restricted cash percentage	50.00%	50.00%
Percentage of contract price held back	3.00%	3.00%
Percentage of value added tax	6.00%	6.00%
Minimum [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax rate	8.25%	8.25%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 255,102	$ 2,000,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Notes payable bank security percentage	100.00%	100.00%
Restricted cash percentage	100.00%	100.00%
Percentage of contract price held back	10.00%	10.00%
Percentage of value added tax	13.00%	13.00%
Maximum [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Income tax rate	16.50%	16.50%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 255,102	$ 2,000,000